Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Common Stock	Common Stock Shares issued for director fees		Common Stock Shares issued for asset purchase agreement		Common Stock Shares issued from common shares issuable	Common Stock Shares issued for promissory notes	Common Stock Shares issued for cash	Common Stock Shares issued for services	Additional Paid-in Capital	Additional Paid-in Capital Shares issued for director fees	Additional Paid-in Capital Shares issued for asset purchase agreement	Additional Paid-in Capital Shares issued from common shares issuable	Additional Paid-in Capital Shares issued for promissory notes	Additional Paid-in Capital Shares issued for cash	Additional Paid-in Capital Shares issued for services	Additional Paid-in Capital Warrants issued for services	Accumulated Deficit	Total	Shares issued for director fees	Shares issued for asset purchase agreement	Shares issued from common shares issuable	Shares issued for promissory notes	Shares issued for cash	Shares issued for services	Warrants issued for services
Balance, Value at Dec. 31, 2011	$ 2,000									$ 943								$ (1,343)	$ 1,600
Balance, Shares at Dec. 31, 2011	100,000,000
Stock redemption, Value	(1,950)																		(1,950)
Stock redemption, Shares	(9,750,000)
Shares issued for cash, Value	100									900									1,000
Shares issued for cash, Shares	500,000
Issuance of Stock, Value		140	[1]	1,500	[2]						1,260	13,500								1,400	15,000
Issuance of Stock, Shares		700,000	[1]	7,500,000	[2]
Net Income (Loss)																		(78,858)	(78,858)
Balance, Value at Sep. 30, 2012	1,790									16,603								(80,201)	(61,808)
Balance, Shares at Sep. 30, 2012	8,950,000
Issuance of Stock, Value						14	5	49	2				67,486	25,995	245,956	9,998	276,038					67,500	26,000	246,005	10,000	276,038
Issuance of Stock, Shares						67,500	26,000	246,000	10,000
Net Income (Loss)																		(776,811)	(776,811)
Costs associated with equity raised										(1,750)									(1,750)
Balance, Value at Sep. 30, 2013	$ 1,860									$ 640,326								$ (857,012)	$ (214,826)
Balance, Shares at Sep. 30, 2013	9,299,500

[1]	3,500,000 shares issued to David Janisch as director fees, and 3,500,000 shares issued to James Djen as director fees
[2]	75,000,000 shares to Macbeam Inc., Bia Mac, and Theresa Quach for a certain asset purchase agreement